RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS [Text Block]

7. Related party transactions

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation, and are not disclosed in this note.

a) Key Management Remuneration

Key management includes directors (executive and non-executive), the Chief Executive Officer ("CEO"), the Chief Financial Officer, and the senior executives reporting directly to the CEO. The remuneration of the key management of the Company as defined above, during the years ended December 31, 2021, December 31, 2020 and December 31, 2019 was as follows:

	For the year ended
	December 31, 2021	December 31, 2020	December 31, 2019
Salaries and bonus	$938,542	$542,558	$376,386
Compensation expense-share-based payments	$724,035	$188,601	$122,999
	$1,662,577	$731,159	$499,385

b) Other Related Party Transactions

As at December 31, 2021, an amount of $67,477 relating to advances provided to the Company was due to Arnold Kondrat ("Mr. Kondrat"), the Executive Chairman and a director of the Company (December 31, 2020 - $279,154 related to salary and advances to the Company). Total amount paid to Mr. Kondrat for the year ended December 31, 2021 was $500,000 (2020 and 2019 - $242,497 and $90,444, respectively).

As at December 31, 2021, an amount of $216,148 was due from Gentor Resources Inc. (a company with common directors) related to common expenses (December 31, 2020 - $26,474 ).

As at December 31, 2021, an amount of $68,926 was due from KGL Resources Ltd. (a company with a common officer) related to common expenses (December 31, 2020 - $5,766 was due to KGL resources Ltd.).

The amounts included in due to or from related party are unsecured, non-interest bearing and are payable on demand.